Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.                        Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	280,523	363,508
Prepayment for royalties - current portion	197,709	225,307
Interest receivable	49,232	105,798
Prepayments	50,267	65,659
Wangyibao operating funds held by 3rd party online payment settlement service providers	58,679	63,745
Prepayment for business tax	24,376	46,623
Employee advances	4,812	6,288
Security and rental deposits	9,716	5,679
Other	3,479	17,857
	678,793	900,464

In accordance with the license agreements of World of Warcraft and StarCraft II: Wings of Liberty, the Company made the guarantee payments of RMB280.5 million and RMB363.5 million to Blizzard on behalf of Shanghai EaseNet for the minimum guaranteed royalties as of December 31, 2010 and 2011. The guarantee amounts will be released to the Company as and when actual royalties are paid by Shanghai EaseNet to Blizzard.

As of December 31, 2010 and 2011, prepayments for royalties totaled approximately RMB197.7 million and RMB225.3 million, representing prepaid royalties based on game cards activated but remaining unconsumed related to operations of games licensed from Blizzard.

In February 2009, the Company launched its Wangyibao online payment platform, through which game players registered for Wangyibao online payment services can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders may also withdraw money from their accounts at any time, such as to pay for items purchased from other players or when they want the return of their money.  The Company engages certain third party online payment settlement service providers to collect payments from and process withdrawals by customers.  As of December 31, 2010 and 2011, the Company had operating funds totaling RMB58.7 million and RMB63.7 million, respectively, held by its third party online payment settlement service providers as shown above.

The amount of employee advances listed above included staff housing loan balances of RMB3.9 million and RMB5.4 million repayable within 12 months from December 31, 2010 and 2011, respectively (see Note 10 (b)). No advances were made directly or indirectly to the Company’s executive officers for their personal benefit for the years ended December 31, 2010 and 2011.